Leases - Summary of weighted-average remaining term and discount rate related to operating leases (Detail)	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining term in number of months
Operating leases	27 months 18 days	17 months 10 days
Weighted-average discount rate
Operating leases	4.36%	4.40%